ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash Flows from Operating Activities:
Net income attributable to shareholders of the Company	¥ 5,764,513	$ 904,576	¥ 3,495,709	¥ 2,501,304
Changes in operating assets and liabilities
Accrued expenses and other current liabilities	897,670	140,865	88,842	206,801
Net cash used in operating activities	5,789,700	908,530	5,325,810	2,973,075
Cash Flows from Investing Activities:
Investments in subsidiaries	(1,000,000)
Loans payment to subsidiaries and VIEs	(40,168,794)	(6,303,360)	(38,720,482)	(26,339,327)
Net cash used in Investing Activities	(6,064,328)	(951,625)	892,770	(8,860,441)
Cash Flows from Financing Activities:
Net cash provided by (used in) financing activities	2,263,720	355,227	(3,282,400)	7,707,858
Effect of foreign exchange rate changes	(3,411)	(536)	2,236	1,762
Net (decrease) increase in cash and cash equivalents	1,985,681	311,596	2,938,416	1,822,254
Cash, cash equivalents, and restricted cash, beginning of year	6,774,266	1,063,030	3,835,850	2,013,596
Cash, cash equivalents, and restricted cash, end of year	8,759,947	1,374,626	6,774,266	3,835,850
Supplemental disclosure of significant non-cash investing and financing activities:
Payables for dividends:	276,991	43,466
360 Finance, Inc | Reportable legal entities
Cash Flows from Operating Activities:
Net income attributable to shareholders of the Company	5,781,725	907,277	3,496,606	2,501,595
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and VIEs	(5,838,474)	(916,183)	(3,500,636)	(2,513,843)
Changes in operating assets and liabilities
Accrued expenses and other current liabilities	31,197	4,896	(2,625)	(3,070)
Amounts due from subsidiaries			(65,801)	(276,960)
Net cash used in operating activities	(25,552)	(4,010)	(72,456)	(292,278)
Cash Flows from Investing Activities:
Investments in subsidiaries				(35,652)
Loans payment to subsidiaries and VIEs	(153,778)	(24,131)
Net cash used in Investing Activities	(153,778)	(24,131)		(35,652)
Cash Flows from Financing Activities:
Payment of IPO costs				(3,080)
Proceeds from short-term loans	169,291	26,565	86,305
Net cash provided by (used in) financing activities	169,291	26,565	86,305	(3,080)
Effect of foreign exchange rate changes	(2,404)	(376)	(1,194)	1,761
Net (decrease) increase in cash and cash equivalents	(12,443)	(1,952)	12,655	(329,249)
Cash, cash equivalents, and restricted cash, beginning of year	19,560	3,069	6,905	336,154
Cash, cash equivalents, and restricted cash, end of year	¥ 7,117	$ 1,117	¥ 19,560	¥ 6,905